Other financial assets	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Other financial assets
9. Other financial assets
Other financial assets consist of the following:

	Yen in millions
	March 31,
	2024	2025
Financial assets measured at amortized cost
Time deposits	1,606,834	2,264,841
Other	824,448	837,954
Financial assets measured at fair value through profit or loss
Public and corporate bonds	221,743	231,713
Stocks	212,393	46,215
Investment trusts	553,174	618,228
Derivatives	552,921	483,378
Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	8,279,783	9,078,437
Stocks	3,829,893	3,246,885
Other	11,537	10,947

Total	16,092,727	16,818,600

Current assets	4,702,168	6,935,759
Non-current assets	11,390,559	9,882,841

Total	16,092,727	16,818,600

Toyota has certain financial instruments, including financial assets and liabilities which arose in the normal course of business. These financial instruments are executed with creditworthy financial institutions, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major developed countries. Financial instruments involve, to varying degrees, market risk as instruments are subject to price fluctuations, and elements of credit risk in the event a counterparty should default. In the unlikely event the counterparties fail to meet the contractual terms of a foreign currency or an interest rate instrument, Toyota’s risk is limited to the fair value of the instrument. Although Toyota may be exposed to losses in the event of non-performance
by counterparties on financial instruments, it does not anticipate significant losses due to the nature of its counterparties. Counterparties to Toyota’s financial instruments represent, in general, international financial institutions. Additionally, Toyota does not have a significant exposure to any individual counterparty. Toyota believes that the overall credit risk related to its financial instruments is not significant.
Public and corporate bonds included in financial assets measured at fair value through other comprehensive income include securities loaned of ¥2,190,436 million and ¥623,223 million as of March 31, 2024 and 2025, respectively.

Major securities included in stocks measured at fair value through other comprehensive income as of March 31, 2024 and 2025 are as follows:

	Yen in millions
	March 31,
Issue	2024	2025
KDDI CORPORATION	1,134,370	959,347
MS&AD Insurance Group Holdings, Inc.	427,950	340,482
NIPPON TELEGRAPH AND TELEPHONE CORPORATION	363,131	292,242
Mitsubishi UFJ Financial Group, Inc.	232,760	206,749
SUZUKI MOTOR CORPORATION	166,896	173,760
To facilitate the efficient and effective utilization of assets, Toyota derecognizes stocks measured at fair value through other comprehensive income by way of sale. Fair value and total accumulated other comprehensive income at derecognition are as follows:

	Yen in millions
	For the years ended March 31,
	2024	2025
Total fair value	346,154	681,271
Accumulated other comprehensive income, net	247,475	512,976